Leases (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of leases [text block] [Abstract]
Schedule of right of use assets [table text block]
	Cost				Accumulated Depreciation
	Balance at the beginning	Additions during the	Deletions during the	Balance at the end of	Balance at the beginning	Additions during the	Deletions during the	Balance at the end of	Depreciated balance as of December 31,
	of the year	year	year	the year	of the year	year	year	the year	2019	2018
	USD in thousands				USD in thousands				USD in thousands
Property	-	121	-	121	-	22	-	22	99	-
Motor vehicles	39	53	(16)	76	-	23	(1)	22	54	-
	39	174	(16)	197	-	45	(1)	44	153	-

Schedule of lease liabilities [table text block]
	Balance at the beginning	Additions during the	Deletions during the	Interest expense during the	Payments during the	Balance at the end of
	of the year	year	year	year	year	the year
	USD in thousands
Property	-	121	-	2	(22)	101
Motor vehicles	39	53	(15)	3	(29)	51
	39	174	(15)	5	(51)	152

Schedule of composition of lease liabilities [table text block]
December 31, 2019
USD in thousands

Current lease liabilities:
Property	97
Motor vehicles	22
119

Non-current lease liabilities:
Property	4
Motor vehicles	29
33

Disclosure of maturity analysis of operating lease payments [text block]
Year	Property	Motor vehicles	Total
2020	101	28	129
2021	6	20	26
2022	-	14	14
	107	62	169
Year	Property	Motor vehicles	Total
2019	80	30	110
2020		9	9
	80	39	119